Financial and other non-current assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Non-current financial assets, equity investments	$ 1,524	$ 1,155
Non-current financial asstets debt securities	33	31
Non-current financial assets, fund investments	233	251
Noncurrent financial assets, total financial investments	1,790	1,437
Long-term receivables from customers		164
Minimum lease payments from finance lease agreements		91
Long term receivables from finance subleases	66
Other long-term receivables	104	3
Contingent consideration receivables	399	396
Long-term loans, advances and security deposits	159	254
Total financial assets	$ 2,518	$ 2,345